UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shayne & Co., LLC
Address: 4015 Hillsboro Pike, Suite 203
         Nashville, TN  37215

13F File Number:  028-13793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan A. Shayne
Title:     President and Chief Manager
Phone:     (615) 250-1600

Signature, Place, and Date of Signing:

 /s/ Jonathan A. Shayne     Nashville, TN     November 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $110,758 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     2154    51256 SH       SOLE                    42601        0     8655
AMERICAN EXPRESS CO            COM              025816109       34      800 SH       OTHER                     800        0        0
AMERIPRISE FINL INC            COM              03076C106        8      160 SH       OTHER                     160        0        0
AMERIPRISE FINL INC            COM              03076C106      303     6399 SH       SOLE                     6288        0      111
ASTRAZENECA PLC                SPONSORED ADR    046353108      254     5000 SH       OTHER                    5000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103       13      300 SH       OTHER                     300        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      693    16500 SH       SOLE                    14600        0     1900
BANK OF AMERICA CORPORATION    COM              060505104      218    16647 SH       OTHER                    6047        0    10600
BANK OF AMERICA CORPORATION    COM              060505104       16     1250 SH       SOLE                     1250        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6474       52 SH       SOLE                       52        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      193     2333 SH       OTHER                    2333        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    21325   257922 SH       SOLE                   234272        0    23650
EXXON MOBIL CORP               COM              30231G102      253     4095 SH       OTHER                    4095        0        0
HEARTLAND EXPRESS INC          COM              422347104     9937   668225 SH       SOLE                   600723        0    67502
HOME PROPERTIES INC            COM              437306103      233     4400 SH       OTHER                       0        0     4400
MANULIFE FINL CORP             COM              56501R106      207    16364 SH       OTHER                   16364        0        0
MICROSOFT CORP                 COM              594918104      204     8329 SH       OTHER                    8329        0        0
MICROSOFT CORP                 COM              594918104      125     5120 SH       SOLE                     5120        0        0
PHILIP MORRIS INTL INC         COM              718172109      461     8233 SH       OTHER                    7533        0      700
PHILIP MORRIS INTL INC         COM              718172109      172     3067 SH       SOLE                     3067        0        0
SIGMA ALDRICH CORP             COM              826552101    13702   226937 SH       SOLE                   208861        0    18076
SUNTRUST BKS INC               COM              867914103      211     8163 SH       OTHER                    6163        0     2000
SYSCO CORP                     COM              871829107       10      350 SH       OTHER                       0        0      350
SYSCO CORP                     COM              871829107    13205   463013 SH       SOLE                   426793        0    36220
TECH DATA CORP                 COM              878237106     9548   236923 SH       SOLE                   216738        0    20185
TECH DATA CORP                 COM              878237106      118     2934 SH       OTHER                       0        0     2934
TJX COS INC NEW                COM              872540109     1494    33467 SH       OTHER                   33467        0        0
U S G CORP                     COM NEW          903293405       13     1000 SH       OTHER                    1000        0        0
U S G CORP                     COM NEW          903293405     3011   228298 SH       SOLE                   207453        0    20845
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      355     6815 SH       SOLE                     3566        0     3249
VANGUARD INDEX FDS             STK MRK ETF      922908769    25814   442240 SH       SOLE                   409368        0    32872